Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other liabilities, current
Accrued compensation, benefits, continuation obligation, and bonus	$ 4,157	$ 2,349
Accrued compensation for phantom shares - Note 14	0	1,590
Total	4,157	3,939
Other liabilities, non-current
Compensation and benefits continuation obligation	1,145	0
Payroll tax liability	505	0
Warrant liability - Notes 12 and 18	62	18
Total	$ 1,712	$ 18
Minimum
Other liabilities, non-current
Agreement period for postemployement benefits	12 months
Maximum
Other liabilities, non-current
Agreement period for postemployement benefits	24 months